Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available for sale:
Fair value, less than 12 months	$ 13,016	$ 1,269,409
Unrealized losses, less than 12 months	(331)	(23,870)
Fair value, 12 months or more	43,045	46,446
Unrealized losses, 12 months or more	(11,609)	(10,761)
Fair value, total	56,061	1,315,855
Unrealized losses, total	(11,940)	(34,631)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months		1,166,720
Unrealized losses, less than 12 months		(19,192)
Fair value, 12 months or more	39,605	46,028
Unrealized losses, 12 months or more	(10,680)	(10,654)
Fair value, total	39,605	1,212,748
Unrealized losses, total	(10,680)	(29,846)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	9,531	97,701
Unrealized losses, less than 12 months	(315)	(4,666)
Fair value, 12 months or more	3,398	355
Unrealized losses, 12 months or more	(896)	(95)
Fair value, total	12,929	98,056
Unrealized losses, total	(1,211)	(4,761)
Equity Securities
Available for sale:
Fair value, less than 12 months	3,485	4,988
Unrealized losses, less than 12 months	(16)	(12)
Fair value, 12 months or more	42	63
Unrealized losses, 12 months or more	(33)	(12)
Fair value, total	3,527	5,051
Unrealized losses, total	$ (49)	$ (24)